Shareholder Report, Holdings (Details)	Feb. 28, 2025
Schwab U.S. REIT ETF | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Schwab U.S. REIT ETF | American Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Schwab U.S. REIT ETF | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Schwab U.S. REIT ETF | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Schwab U.S. REIT ETF | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab U.S. REIT ETF | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab U.S. REIT ETF | DigitalRealty, Trust Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Schwab U.S. REIT ETF | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Schwab U.S. REIT ETF | Crown Castle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab U.S. REIT ETF | VICI Proprties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab U.S. REIT ETF | Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[1]
Schwab U.S. REIT ETF | Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[1]
Schwab U.S. REIT ETF | Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[1]
Schwab U.S. REIT ETF | Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[1]
Schwab U.S. REIT ETF | Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
Schwab U.S. REIT ETF | Data Center REITs [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
Schwab U.S. REIT ETF | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[1]
Schwab U.S. REIT ETF | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[1]
Schwab U.S. REIT ETF | Single-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Schwab U.S. REIT ETF | Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
Schwab U.S. REIT ETF | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Schwab U.S. REIT ETF | Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
Schwab U.S. REIT ETF | Timber REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
Schwab U.S. REIT ETF | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1],[2]
Schwab Fundamental U.S. Broad Market ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Schwab Fundamental U.S. Broad Market ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Schwab Fundamental U.S. Broad Market ETF | Berkshire Hathway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Schwab Fundamental U.S. Broad Market ETF | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Schwab Fundamental U.S. Broad Market ETF | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab Fundamental U.S. Broad Market ETF | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab Fundamental U.S. Broad Market ETF | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Fundamental U.S. Broad Market ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Fundamental U.S. Broad Market ETF | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab Fundamental U.S. Broad Market ETF | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab Fundamental U.S. Broad Market ETF | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1],[2]
Schwab Fundamental U.S. Broad Market ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%	[1]
Schwab Fundamental U.S. Broad Market ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[1]
Schwab Fundamental U.S. Broad Market ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[1]
Schwab Fundamental U.S. Broad Market ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
Schwab Fundamental U.S. Broad Market ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[1]
Schwab Fundamental U.S. Broad Market ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[1]
Schwab Fundamental U.S. Broad Market ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[1]
Schwab Fundamental U.S. Broad Market ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[1]
Schwab Fundamental U.S. Broad Market ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
Schwab Fundamental U.S. Broad Market ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab Fundamental U.S. Broad Market ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Schwab Fundamental U.S. Broad Market ETF | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[3]
Schwab Fundamental U.S. Large Company ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Schwab Fundamental U.S. Large Company ETF [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Schwab Fundamental U.S. Large Company ETF [Member] | Berkshire Hathway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Schwab Fundamental U.S. Large Company ETF [Member] | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Schwab Fundamental U.S. Large Company ETF [Member] | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab Fundamental U.S. Large Company ETF [Member] | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab Fundamental U.S. Large Company ETF [Member] | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab Fundamental U.S. Large Company ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab Fundamental U.S. Large Company ETF [Member] | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Fundamental U.S. Large Company ETF [Member] | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab Fundamental U.S. Large Company ETF [Member] | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1],[2]
Schwab Fundamental U.S. Large Company ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[1]
Schwab Fundamental U.S. Large Company ETF [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[1]
Schwab Fundamental U.S. Large Company ETF [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[1]
Schwab Fundamental U.S. Large Company ETF [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[1]
Schwab Fundamental U.S. Large Company ETF [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[1]
Schwab Fundamental U.S. Large Company ETF [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[1]
Schwab Fundamental U.S. Large Company ETF [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[1]
Schwab Fundamental U.S. Large Company ETF [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[1]
Schwab Fundamental U.S. Large Company ETF [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab Fundamental U.S. Large Company ETF [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab Fundamental U.S. Large Company ETF [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1]
Schwab Fundamental U.S. Small Company ETF [Member] | United Airlines Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Fundamental U.S. Small Company ETF [Member] | GEO Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Fundamental U.S. Small Company ETF [Member] | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Fundamental U.S. Small Company ETF [Member] | EchoStar Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Fundamental U.S. Small Company ETF [Member] | Urban Outfitters, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company ETF [Member] | Patterson Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company ETF [Member] | GameStop Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company ETF [Member] | Wyndham Hotels & Resorts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company ETF [Member] | Stifel Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company ETF [Member] | Woodward, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company ETF [Member] | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1],[2]
Schwab Fundamental U.S. Small Company ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[1]
Schwab Fundamental U.S. Small Company ETF [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
Schwab Fundamental U.S. Small Company ETF [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[1]
Schwab Fundamental U.S. Small Company ETF [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[1]
Schwab Fundamental U.S. Small Company ETF [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
Schwab Fundamental U.S. Small Company ETF [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[1]
Schwab Fundamental U.S. Small Company ETF [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
Schwab Fundamental U.S. Small Company ETF [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
Schwab Fundamental U.S. Small Company ETF [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
Schwab Fundamental U.S. Small Company ETF [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab Fundamental U.S. Small Company ETF [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[1]
Schwab Fundamental International Equity ETF | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Schwab Fundamental International Equity ETF | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Fundamental International Equity ETF | Total Energies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab Fundamental International Equity ETF | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab Fundamental International Equity ETF | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Fundamental International Equity ETF | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Fundamental International Equity ETF | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Fundamental International Equity ETF | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab Fundamental International Equity ETF | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab Fundamental International Equity ETF | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Schwab Fundamental International Equity ETF | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1],[2]
Schwab Fundamental International Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%	[1]
Schwab Fundamental International Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[1]
Schwab Fundamental International Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[1]
Schwab Fundamental International Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%	[1]
Schwab Fundamental International Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[1]
Schwab Fundamental International Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[1]
Schwab Fundamental International Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[1]
Schwab Fundamental International Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
Schwab Fundamental International Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[1]
Schwab Fundamental International Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
Schwab Fundamental International Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1]
Schwab Fundamental International Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[1]
Schwab Fundamental International Equity ETF | JAPAN
Holdings [Line Items]
Percent of Total Investments	25.00%	[1]
Schwab Fundamental International Equity ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.90%	[1]
Schwab Fundamental International Equity ETF | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
Schwab Fundamental International Equity ETF | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.50%	[1]
Schwab Fundamental International Equity ETF | CANADA
Holdings [Line Items]
Percent of Total Investments	8.10%	[1]
Schwab Fundamental International Equity ETF | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.30%	[1]
Schwab Fundamental International Equity ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	5.20%	[1]
Schwab Fundamental International Equity ETF | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Schwab Fundamental International Equity ETF | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
Schwab Fundamental International Equity ETF | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Schwab Fundamental International Equity ETF | ITALY
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
Schwab Fundamental International Small Equity ETF | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental International Small Equity ETF | RollsRoyce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental International Small Equity ETF | Konami Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | Trend Micro, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | Asics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | Shopify, Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | Evolution Mining Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | CI Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | HD Korea Shipbuilding Offshore Engineering Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | Hanwha Aerospace Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1],[2]
Schwab Fundamental International Small Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[1]
Schwab Fundamental International Small Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[1]
Schwab Fundamental International Small Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[1]
Schwab Fundamental International Small Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%	[1]
Schwab Fundamental International Small Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[1]
Schwab Fundamental International Small Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[1]
Schwab Fundamental International Small Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[1]
Schwab Fundamental International Small Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Schwab Fundamental International Small Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[1]
Schwab Fundamental International Small Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
Schwab Fundamental International Small Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[1]
Schwab Fundamental International Small Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%	[1]
Schwab Fundamental International Small Equity ETF | JAPAN
Holdings [Line Items]
Percent of Total Investments	33.40%	[1]
Schwab Fundamental International Small Equity ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.90%	[1]
Schwab Fundamental International Small Equity ETF | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
Schwab Fundamental International Small Equity ETF | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
Schwab Fundamental International Small Equity ETF | CANADA
Holdings [Line Items]
Percent of Total Investments	7.40%	[1]
Schwab Fundamental International Small Equity ETF | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Schwab Fundamental International Small Equity ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.60%	[1]
Schwab Fundamental International Small Equity ETF | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Schwab Fundamental International Small Equity ETF | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
Schwab Fundamental International Small Equity ETF | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Schwab Fundamental Emerging Markets Equity ETF | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab Fundamental Emerging Markets Equity ETF | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab Fundamental Emerging Markets Equity ETF | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Schwab Fundamental Emerging Markets Equity ETF | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Schwab Fundamental Emerging Markets Equity ETF | Industrial Commercial Bank of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Schwab Fundamental Emerging Markets Equity ETF | Vale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab Fundamental Emerging Markets Equity ETF | Petroleo Brasileiro SA Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab Fundamental Emerging Markets Equity ETF | Bank of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab Fundamental Emerging Markets Equity ETF | Petroleo Brasileiro SA Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab Fundamental Emerging Markets Equity ETF | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1],[2]
Schwab Fundamental Emerging Markets Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[1]
Schwab Fundamental Emerging Markets Equity ETF | CHINA
Holdings [Line Items]
Percent of Total Investments	38.20%	[1]
Schwab Fundamental Emerging Markets Equity ETF | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.00%	[1]
Schwab Fundamental Emerging Markets Equity ETF | BRAZIL
Holdings [Line Items]
Percent of Total Investments	9.60%	[1]
Schwab Fundamental Emerging Markets Equity ETF | INDIA
Holdings [Line Items]
Percent of Total Investments	9.20%	[1]
Schwab Fundamental Emerging Markets Equity ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
Schwab Fundamental Emerging Markets Equity ETF | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
Schwab Fundamental Emerging Markets Equity ETF | THAILAND
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]

[1]	Excludes derivatives.
[2]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[3]	Amount is less than 0.05%.